Document and Entity Information - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Nov. 14, 2016
Entity Registrant Name	BOSTON OMAHA Corp
Document Type	S-1
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Entity Central Index Key	0001494582
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2016
Entity Incorporation, Date of Incorporation	Aug. 11, 2009	Aug. 11, 2009
Trading Symbol	bost
Common Class A
Entity Common Stock, Shares Outstanding			1,055,560
Common Stock [Member]
Entity Common Stock, Shares Outstanding			5,841,815